Related Party Transactions (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Less: Allowance for doubtful accounts	$ (41,716)
Due from related parties		43,554
Tide [Member]
Related Party Transaction [Line Items]
Due from related parties	43	44
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 41,673	$ 43,510